EQUITY (Details)				1 Months Ended				12 Months Ended
	Jan. 04, 2017 USD ($) shares	Jan. 03, 2017 USD ($) shares	Dec. 27, 2016 shares	Nov. 30, 2017 USD ($) shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) item shares	Jan. 31, 2014 $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2017 $ / shares shares	Feb. 16, 2016 shares
Disclosure of classes of share capital [line items]
Number of shares issued				4,090,909
Proceeds from issuance of shares, gross | $				$ 22,500,000
Share issue related costs | $				1,500,000
Proceeds from issuance of shares | $				$ 21,000,000				$ 22,216,000	$ 35,754,000	$ 54,684,000
American Depository Shares | Underwriters
Disclosure of classes of share capital [line items]
Procceds from issuance of ordinary shares and warrants | $	$ 39,400,000
Stock Options | American Depository Shares | Underwriters
Disclosure of classes of share capital [line items]
Number of shares issued	3,846,519	133,104
Proceeds from exercise of options | $		$ 1,280,000
Ordinary shares and warrants
Disclosure of classes of share capital [line items]
Number of shares issued					2,526,320
Procceds from issuance of ordinary shares and warrants | $					$ 2,630,000
Ordinary shares and warrants | American Depository Shares
Disclosure of classes of share capital [line items]
Share issue related costs | $						$ 2,300,000
Procceds from issuance of ordinary shares and warrants | $						38,100,000
Proceeds from issuance of ordinary shares, net of expenses | $						35,800,000
Ordinary shares and warrants | American Depository Shares | To directors
Disclosure of classes of share capital [line items]
Proceeds from issuance of ordinary shares, net of expenses | $						$ 1,000,000
Number of directors that purchased shares and warrants | item						1
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares											₪ 0.01
Authorized						300,000,000			300,000,000		300,000,000	300,000,000	300,000,000
Issued and paid						164,974,000			164,974,000		212,729,000	212,729,000
Market price per ordinary share | $ / shares												$ 5.14
Ordinary shares | American Depository Shares
Disclosure of classes of share capital [line items]
American depository share equivalent											10	10
Market price per American Depository share | $ / shares												$ 0.50
Number of shares issued						3,713,415			3,713,415
Share issue related costs | $						$ 1,900,000
Proceeds from issuance of ordinary shares, net of expenses | $						$ 32,000,000
Ordinary shares | American Depository Shares | To directors
Disclosure of classes of share capital [line items]
Number of shares issued						95,000			95,000
Ordinary shares | American Depository Shares | Underwriters
Disclosure of classes of share capital [line items]
Options issued to purchase shares						337,500
Ordinary shares | Stock Options
Disclosure of classes of share capital [line items]
Number of shares issued						725,790			725,790		2,988,750	2,988,750
Proceeds from exercise of options | $								$ 809,000	$ 263,000
Warrants
Disclosure of classes of share capital [line items]
Warrants issued							4,183,496
Exercise price of warrants | $ / shares							$ 1.40
Warrants | American Depository Shares
Disclosure of classes of share capital [line items]
Warrants issued						1,856,708
Share issue related costs | $						$ 400,000
Proceeds from issuance of ordinary shares, net of expenses | $						$ 6,100,000
Warrants | American Depository Shares | To directors
Disclosure of classes of share capital [line items]
Warrants issued						47,500
Warrants | American Depository Shares | Underwriters
Disclosure of classes of share capital [line items]
Options issued to purchase warrants						168,750
Warrants issued	2,025,458
Exercise of warrants (in shares)			168,750